UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM 10-D

Asset-Backed Issuer

Distribution Report Pursuant to Section 13 or 15(d) of The Securities Exchange Act of 1934

For the monthly distribution period from October 1, 2007 to October 31, 2007

Commission File Number of issuing entity: 000-23108

Discover Card Master Trust I

(Exact name of issuing entity as specified in its charter)

Commission File Number of sponsor and depositor: 033-54804

Discover Bank (Exact name of sponsor and depositor as specified in its charter)

Delaware	51-0020270
(State or jurisdiction of Incorporation or organization of the issuing entity)	(IRS Employer Indentification Number)

c/o Discover Bank 12 Read's Way New Castle, Delaware (Address of principal executive offices of the issuing entity )	19720 (Zip Code)

(302) 323-7434
(Telephone Number, including area code)

Title of Class	Registered/reporting pursuant to (check one)

Section 15(d)
Credit Card Pass -Through Certificates	x

Each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is set forth in Item 1 hereof.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes x No ___

PART I DISTRIBUTION INFORMATION Item 1. Distribution and Pool Performance Information

Additional Accounts: As of November 1, 2007 (the "Addition Date"), Discover Bank, on behalf of the holder of the Seller Certificate, designated certain Discover Card accounts originated by Discover Bank (the "Additional Accounts") to be added to the Discover Card Master Trust I (the "Master Trust") as "Accounts" pursuant to Section 2.10(b) of the Amended and Restated Pooling and Servicing Agreement, as amended (the "Pooling and Servicing Agreement"), dated as of November 3, 2004, between Discover Bank as Master Servicer, Servicer, and Seller and U.S. Bank National Association as Trustee. The aggregate amount of receivables billed to the Additional Accounts as of the Addition Date was $2,017,993,469.92. After giving effect to the inclusion of the Additional Accounts, the aggregate amount of Receivables (as defined in the Pooling and Servicing Agreement) in the Master Trust on the Addition Date was $37,803,926,284.84. For further information regarding the composition of the receivables following the addition of accounts, refer to the 8-K filed on behalf of the Master Trust on November 6, 2007.

Delay of Commencement of Accumulation Period: On October 31, 2007, Discover Bank, pursuant to the Pooling and Servicing Agreement and the applicable series supplement thereto, delayed commencement of the Accumulation Period (as defined in the applicable series supplement to the Pooling and Servicing Agreement) for Series 1998-5. The Accumulation Period for Series 1998-5, which was scheduled to commence on December 1, 2007 (the first day of the Due Period related to the January 2008 Distribution Date), was delayed until May 1, 2008 (the first day of the Due Period related to the June 2008 Distribution Date).

Monthly Performance Data:

Pool and performance data with respect to the receivables that comprise the assets of the Trust and the publicly issued and outstanding series of the Master Trust are set forth in the attached Monthly Certificateholders' Statements, as follows:

(A) Series 1996-4:

On November 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for October 2007 with respect to Series 1996-4, which is attached as Exhibit 99(a) hereto.

(B) Series 2001-1:

On November 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for October 2007 with respect to Series 2001-1, which is attached as Exhibit 99(b) hereto.

(C) Series 2003-1, Subseries 3:

On November 15, 2007, the Registrant made available the Monthly Certificateholders' Statement for October 2007 with respect to Series 2003-1, Subseries 3, which is attached as Exhibit 99(c) hereto. November 15, 2007 is also the date on which holders of Class B Certificates received final payment of principal and interest (holders of the Class A Certificates received final payment of principal and interest on October 15, 2007). Accordingly, Series 2003-1, Subseries 3 terminated after the final payment on November 15, 2007 and no further Monthly Certificateholders' Statements will be forwarded to Certificateholders of this Series.

(D) Series 2003-2:

On November 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for October 2007 with respect to Series 2003-2, which is attached as Exhibit 99(d) hereto.

(E) Series 2003-3:

On November 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for October 2007 with respect to Series 2003-3, which is attached as Exhibit 99(e) hereto.

(F) Series 2003-4, Subseries 1:

On November 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for October 2007 with respect to Series 2003-4, Subseries 1, which is attached as Exhibit 99(f) hereto.

(G) Series 2003-4, Subseries 2:

On November 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for October 2007 with respect to Series 2003-4, Subseries 2, which is attached as Exhibit 99(g) hereto.

(H) Series 2004-1:

On November 15, 2007, the Registrant made available the Monthly Certificateholders' Statement for October 2007 with respect to Series 2004-1, which is attached as Exhibit 99(h) hereto.

November 15, 2007 is also the date on which holders of Class B Certificates received final payment of principal and interest (holders of the Class A Certificates received final payment of principal and interest on October 15, 2007). Accordingly, Series 2004-1 terminated after the final payment on November 15, 2007 and no further Monthly Certificateholders' Statements will be forwarded to Certificateholders of this Series.

(I) Series 2004-2, Subseries 1:

On November 15, 2007, the Registrant made available the Monthly Certificateholders' Statement for October 2007 with respect to Series 2004-2, Subseries 1, which is attached as Exhibit 99(i) hereto. November 15, 2007 is also the date on which holders of Class A Certificates received final payment of principal and interest. Accordingly, no further Monthly Certificateholders' Statements will be forwarded to Class A Certificateholders.

(J) Series 2004-2, Subseries 2:

On November 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for October 2007 with respect to Series 2004-2, Subseries 2, which is attached as Exhibit 99(j) hereto.

(K) Series 2005-1:

On November 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for October 2007 with respect to Series 2005-1, which is attached as Exhibit 99(k) hereto.

(L) Series 2005-2:

On November 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for October 2007 with respect to Series 2005-2, which is attached as Exhibit 99(l) hereto.

(M) Series 2005-3:

On November 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for October 2007 with respect to Series 2005-3, which is attached as Exhibit 99(m) hereto.

(N) Series 2005-4, Subseries 1:

On November 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for October 2007 with respect to Series 2005-4, Subseries 1, which is attached as Exhibit 99(n) hereto.

(O) Series 2005-4, Subseries 2:

On November 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for October 2007 with respect to Series 2005-4, Subseries 2, which is attached as Exhibit 99(o) hereto.

(P) Series 2006-1, Subseries 1:

On November 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for October 2007 with respect to Series 2006-1, Subseries 1, which is attached as Exhibit 99(p) hereto.

(Q) Series 2006-1, Subseries 2:

On November 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for October 2007 with respect to Series 2006-1, Subseries 2, which is attached as Exhibit 99(q) hereto.

(R) Series 2006-2, Subseries 1:

On November 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for October 2007 with respect to Series 2006-2, Subseries 1, which is attached as Exhibit 99(r) hereto.

(S) Series 2006-2, Subseries 2:

On November 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for October 2007 with respect to Series 2006-2, Subseries 2, which is attached as Exhibit 99(s) hereto.

(T) Series 2006-2, Subseries 3:

On November 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for October 2007 with respect to Series 2006-2, Subseries 3, which is attached as Exhibit 99(t) hereto.

(U) Series 2006-3:

On November 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for October 2007 with respect to Series 2006-3, which is attached as Exhibit 99(u) hereto.

(V) Series 2007-1:

On November 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for October 2007 with respect to Series 2007-1, which is attached as Exhibit 99(v) hereto.

(W) Series 2007-2:

On November 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for October 2007 with respect to Series 2007-2, which is attached as Exhibit 99(w) hereto.

(X) Series 2007-3, Subseries 1:

On November 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for October 2007 with respect to Series 2007-3, Subseries 1, which is attached as Exhibit 99(x) hereto.

(Y) Series 2007-3, Subseries 2:

On November 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for October 2007 with respect to Series 2007-3, Subseries 2, which is attached as Exhibit 99(y) hereto.

Series 2007-CC Collateral Certificate:

On November 15, 2007, the Registrant made available the Monthly Certificateholders' Statement for October 2007 with respect to Series 2007-CC, which has been previously disclosed in the Report on Form 10-D of Discover Card Execution Note Trust (the "Note Issuance Trust") filed on November 15, 2007 (file number 333-141703-02). Series 2007-CC supports the notes issued by the Note Issuance Trust.

PART II OTHER INFORMATION Item 3. Sales of Securities and Use of Proceeds

Increase of Series Investor Interest for Series 2007-CC

On October 9, 2007, the Note Issuance Trust issued $1,250,000,000 principal amount of the DiscoverSeries Class A(2007-2) Notes, which is supported by the Series 2007-CC Collateral Certificate (the “Collateral Certificate”) issued by the Master Trust pursuant to the Pooling and Servicing Agreement and Series Supplement for Series 2007-CC, dated as of July 26, 2007, between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee (the “Series 2007-CC Supplement”) and held by the Note Issuance Trust. Pursuant to the Series 2007-CC Supplement, Discover Bank transferred to the Note Issuance Trust an additional $1,250,000,000 fractional undivided interest in the assets of the Master Trust as represented by an increase in the series investor interest for the Collateral Certificate. The Note Issuance Trust paid the proceeds of the issuance to Discover Bank in exchange for such additional fractional undivided interest.

Additional information regarding the Collateral Certificate and the Class A notes of the DiscoverSeries has been previously disclosed in the prospectus (the “Prospectus”), dated September 27, 2007, and the prospectus supplement thereto, dated October 3, 2007 (the "Prospectus Supplement"), each previously filed by us with the Securities and Exchange Commission on October 4, 2007 (file numbers 333-141703, 333-141703-01 and 333-141703-02).

Series 2007-CC shall not be subordinated in right of payment to any other series or subseries, and no other series or subseries shall be subordinated in right of payment to Series 2007-CC.

The Master Trust allocates collections and interchange, if applicable, among each series including Series 2007-CC, based on each series’ investor interest in receivables. For Series 2007-CC, the investor interest in receivables will reflect the aggregate nominal liquidation amount of the notes issued by the Note Issuance Trust. Increases and decreases of the aggregate nominal liquidation amount of such notes during the relevant monthly distribution period are described in the Asset-Backed Issuer Distribution Report on Form 10-D filed by Discover Card Execution Note Trust on November 15, 2007. The Master Trust also allocates receivables that Discover Bank has charged-off as uncollectible to each series or subseries based on the investor interest in receivables. Each series supplement to the Pooling and Servicing Agreement, including the Series 2007-CC Supplement, will specify the percentages of collections, interchange, if applicable, and charged-off receivables that are allocated to the series at each point in time. These percentages vary based on a number of factors, including whether the Master Trust or the Note Issuance Trust, as applicable, has started to pay principal to investors or an amortization event, early redemption event or event of default has occurred and is continuing. These percentages may, under certain circumstances, differ for finance charge collections, principal collections, interchange and charged-off amounts. When Discover Bank charges off a receivable as uncollectible, it reduces the amount of principal receivables in the Master Trust, and allocates a portion of the amount charged-off against the investor interest in receivables represented by each certificate, including an allocation to the Collateral Certificate based on the series charge-off percentage for Series 2007-CC.

Finance charge collections (including recoveries on charged-off accounts), interchange, investment income and principal collections allocated by the Master Trust are used or allocated by the Note Issuance Trust pursuant to the Indenture and applicable indenture supplement and terms document, as previously disclosed in the Prospectus.

No Approval or Notification of Certain Events

The approval of, or notification to, outstanding certificateholders of the Master Trust or noteholders of the Note Issuance Trust is not required in connection with a new issuance of certificates or notes. Discover Bank, in its capacity as “Seller” under the Pooling and Servicing Agreement, may from time to time direct the trustee for the Master Trust to issue new series of certificates, or increase the size of series by issuing additional certificates, subject to certain requirements, including confirmation from rating agencies that such new issuance would not result in the reduction or downgrade of the ratings of any class of any series then outstanding. Discover Bank, as beneficiary under the trust agreement for the Note Issuance Trust, may also direct the Note Issuance Trust to issue additional notes and my agree to increase the investor interest in receivables represented by the collateral certificate issued with respect to the Note Issuance Trust by a corresponding amount.

Discover Bank may, in its sole discretion, subject to certain limitations, designate additional credit card accounts originated by Discover Bank or its affiliates to be added to the Master Trust or convey interests in other credit card receivables pools to the Master Trust. In addition, Discover Bank will be required to designate additional credit card accounts to be added to the Master Trust if the aggregate amount of principal receivables in the Master Trust on the last day of any month is less than a minimum level that relates to the sum of investor interests for all series then outstanding. Discover Bank, subject to certain limitations, may, but is not obligated to, remove credit card accounts from the Master Trust. These limitations include confirmation that, notwithstanding the removal of accounts, the minimum principal receivables balance in the Master Trust will be maintained and affirmation from rating agencies that the removal will not cause a lowering or withdrawal of their then current ratings on any class of any outstanding series of certificates.

PART II OTHER INFORMATION

Item 9.	Exhibits
Exhibit No.		Description
99(a)		Monthly Certificateholders' Statement, related to the month ending
October 31, 2007, for Series 1996-4.
99(b)		Monthly Certificateholders' Statement, related to the month ending
October 31, 2007, for Series 2001-1.
99(c)		Monthly Certificateholders' Statement, related to the month ending
October 31, 2007, for Series 2003-1, Subseries 3.
99(d)		Monthly Certificateholders' Statement, related to the month ending
October 31, 2007, for Series 2003-2.
99(e)		Monthly Certificateholders' Statement, related to the month ending
October 31, 2007, for Series 2003-3.
99(f)		Monthly Certificateholders' Statement, related to the month ending
October 31, 2007, for Series 2003-4, Subseries 1.
99(g)		Monthly Certificateholders' Statement, related to the month ending
October 31, 2007, for Series 2003-4, Subseries 2.
99(h)		Monthly Certificateholders' Statement, related to the month ending
October 31, 2007, for Series 2004-1.
99(i)		Monthly Certificateholders' Statement, related to the month ending
October 31, 2007, for Series 2004-2, Subseries 1.
99(j)		Monthly Certificateholders' Statement, related to the month ending
October 31, 2007, for Series 2004-2, Subseries 2.
99(k)		Monthly Certificateholders' Statement, related to the month ending
October 31, 2007, for Series 2005-1.
99(l)		Monthly Certificateholders' Statement, related to the month ending
October 31, 2007, for Series 2005-2.
99(m)		Monthly Certificateholders' Statement, related to the month ending
October 31, 2007, for Series 2005-3.
99(n)		Monthly Certificateholders' Statement, related to the month ending
October 31, 2007, for Series 2005-4, Subseries 1.
99(o)		Monthly Certificateholders' Statement, related to the month ending
October 31, 2007, for Series 2005-4, Subseries 2.

99(p)	Monthly Certificateholders' Statement, related to the month ending
October 31, 2007, for Series 2006-1, Subseries 1.

99(q)	Monthly Certificateholders' Statement, related to the month ending
October 31, 2007, for Series 2006-1, Subseries 2.

99(r)	Monthly Certificateholders' Statement, related to the month ending
October 31, 2007, for Series 2006-2, Subseries 1.

99(s)	Monthly Certificateholders' Statement, related to the month ending
October 31, 2007, for Series 2006-2, Subseries 2.

99(t)	Monthly Certificateholders' Statement, related to the month ending
October 31, 2007, for Series 2006-2, Subseries 3.

99(u)	Monthly Certificateholders' Statement, related to the month ending
October 31, 2007, for Series 2006-3.

99(v)	Monthly Certificateholders' Statement, related to the month ending
October 31, 2007, for Series 2007-1.

99(w)	Monthly Certificateholders' Statement, related to the month ending
October 31, 2007, for Series 2007-2.

99(x)	Monthly Certificateholders' Statement, related to the month ending
October 31, 2007, for Series 2007-3, Subseries 1.

99(y)	Monthly Certificateholders' Statement, related to the month ending
October 31, 2007, for Series 2007-3, Subseries 2.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DISCOVER BANK (Depositor)

/S/ Michael F. Rickert ___________________________________ Michael F. Rickert Vice President, Chief Financial Officer and Treasurer

Date: November 15, 2007

EXHIBIT INDEX
Exhibit No.	Description

99(a)	Monthly Certificateholders' Statement, related to the
month ending October 31, 2007, for Series 1996-4.

99(b)	Monthly Certificateholders' Statement, related to the
month ending October 31, 2007, for Series 2001-1.

99(c)	Monthly Certificateholders' Statement, related to the
month ending October 31, 2007, for Series 2003-1, Subseries 3.

99(d)	Monthly Certificateholders' Statement, related to the
month ending October 31, 2007, for Series 2003-2.

99(e)	Monthly Certificateholders' Statement, related to the
month ending October 31, 2007, for Series 2003-3.

99(f)	Monthly Certificateholders' Statement, related to the
month ending October 31, 2007, for Series 2003-4, Subseries 1.

99(g)	Monthly Certificateholders' Statement, related to the
month ending October 31, 2007, for Series 2003-4, Subseries 2.

99(h)	Monthly Certificateholders' Statement, related to the
month ending October 31, 2007, for Series 2004-1.

99(i)	Monthly Certificateholders' Statement, related to the
month ending October 31, 2007, for Series 2004-2, Subseries 1.

99(j)	Monthly Certificateholders' Statement, related to the
month ending October 31, 2007, for Series 2004-2, Subseries 2.

99(k)	Monthly Certificateholders' Statement, related to the
month ending October 31, 2007, for Series 2005-1.

99(l)	Monthly Certificateholders' Statement, related to the
month ending October 31, 2007, for Series 2005-2.

99(m)	Monthly Certificateholders' Statement, related to the
month ending October 31, 2007, for Series 2005-3.

99(n)	Monthly Certificateholders' Statement, related to the
month ending October 31, 2007, for Series 2005-4, Subseries 1.

99(o)	Monthly Certificateholders' Statement, related to the
month ending October 31, 2007, for Series 2005-4, Subseries 2.

99(p)	Monthly Certificateholders' Statement, related to the
month ending October 31, 2007, for Series 2006-1, Subseries 1.

99(q)	Monthly Certificateholders' Statement, related to the
month ending October 31, 2007, for Series 2006-1, Subseries 2.

99(r)	Monthly Certificateholders' Statement, related to the
month ending October 31, 2007, for Series 2006-2, Subseries 1.

99(s)	Monthly Certificateholders' Statement, related to the
month ending October 31, 2007, for Series 2006-2, Subseries 2.

99(t)	Monthly Certificateholders' Statement, related to the
month ending October 31, 2007, for Series 2006-2, Subseries 3.

99(u)	Monthly Certificateholders' Statement, related to the
month ending October 31, 2007, for Series 2006-3.

99(v)	Monthly Certificateholders' Statement, related to the
month ending October 31, 2007, for Series 2007-1.

99(w)	Monthly Certificateholders' Statement, related to the
month ending October 31, 2007, for Series 2007-2.

99(x)	Monthly Certificateholders' Statement, related to the
month ending October 31, 2007, for Series 2007-3, Subseries 1.

99(y)	Monthly Certificateholders' Statement, related to the
month ending October 31, 2007, for Series 2007-3, Subseries 2.